UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

ITEM 1.          REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim High Yield Bond Portfolio

Annual Report

December 31, 2007

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim High Yield Bond Portfolio

During the 12-month period ending December 31, 2007, the Maxim High Yield Bond Portfolio returned 0.19% net of fees, underperforming the Portfolio's benchmark, the Citigroup High Yield Market Index, which returned 1.84% during the period.

No corner of the market was spared from the carnage of late 2007, but high yield was hit the hardest. High yield underperformed all other fixed income asset classes including US treasuries (9.01%), mortgage backed securities (6.96%), investment grade credit (5.11%) and emerging markets (6.45%). The option-adjusted spread of the Index widened from +284 basis points (bps) as of 12/31/06 to +602bps by 12/31/07. Although spreads and default rates have historically been highly correlated spreads widened significantly even as default rates were making new historical lows. Moody’s trailing 12-month US issuer weighted default rate declined from 1.68% at the end of December 2006 to 0.88% at the end of December 2007. Lower rated issues underperformed higher rated issues. The CCC rated index returned -0.21% versus the BB rated index which returned 1.75% and the B rated index which returned 3.12%. Defensive sub sectors generally outperformed more economically sensitive ones. Consumer Non-Cyclical, Energy and Utilities returned 5.90%, 5.49% and 5.21%, respectively while Finance and Consumer Cyclical returned -14.17% and -1.52%. Finance was negatively impacted by rising delinquencies and falling home prices in the mortgage market which in general sent investors to the exit but no more so than in the Finance industry. Rescap, a company whose business model included sub prime mortgage origination, and its major sponsor, GMAC, were two of the worst performers within the sector. Rescap returned -31.98% while GMAC returned -8.67%. New issue volume totaled $138.6bn in 2007, a 2.7% decline from 2006’s record volume of $142.4bn. New issuance was dominated by LBO/acquisition related financings tallying 48% of all new issuance in the period.

The following Maxim High Yield Bond Portfolio positioning impacted relative performance for 2007. Issue selection aided relative performance as 8 of the Portfolio’s 10 largest overweights outperformed and 6 of the 10 largest underweights underperformed. Sector allocation also aided relative performance due in large part to overweights to Energy, Utilities and Basic Industry which returned 5.49%, 5.09% and 4.81%, respectively and underweights to Finance, Consumer Cyclical and Media Non-Cable which returned -9.33%, -1.52% and 1.37%, respectively. The Portfolio’s performance was negatively impacted due to an overweight in lower rated securities. Specifically, the Portfolio’s overweight to CCC and below rated securities was the major reason for the Portfolio’s underperformance. These securities, in general, returned -0.21% for the period.

CITIGROUP
HIGH YIELD
MAXIM HIGH YIELD	MARKET
BALANCE	BALANCE

10,000.00	10,000.00

2003	10,890.00	11,273.00
2004	11,909.30	12,489.36
2005	12,220.14	12,749.14
2006	13,456.81	14,263.91
2007	13,482.38	14,524.54

Maxim High Yield Portfolio

Total Return –

One Year:	0.19%
Since inception:	6.61%

Portfolio Inception: 5/21/2003

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim High Yield Portfolio, made at its inception, with the performance of the Citigroup High Yield Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Yield Bond Portfolio (the “Portfolio”) one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2007, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Yield Bond Portfolio of the Maxim Series Fund, Inc. as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colordo

February 28, 2008

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended
December 31, 2007 and 2006

Maxim High Yield Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM HIGH YIELD BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

ASSETS:
Investments in securities, market value (1)	$165,663,279
Cash	7,240,924
Collateral for securities loaned	25,896,230
Interest receivable	3,907,631
Subscriptions receivable	313,751

Total assets	203,021,815

LIABILITIES:
Due to investment adviser	163,705
Payable upon return of securities loaned	25,896,230
Redemptions payable	2,494,790
Payable for investments purchased	74,894

Total liabilities	28,629,619

NET ASSETS	$174,392,196

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,818,274
Additional paid-in capital	182,606,647
Net unrealized depreciation on investments	(9,400,128)
Undistributed net investment income	148,113
Accumulated net realized loss on investments	(780,710)

NET ASSETS	$174,392,196

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$9.59

SHARES OF CAPITAL STOCK:
Authorized	150,000,000
Outstanding	18,182,740

(1) Cost of investments in securities:	$175,063,407

MAXIM SERIES FUND, INC.

MAXIM HIGH YIELD BOND PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2007

INVESTMENT INCOME:
Interest	$14,519,452
Income from securities lending	139,688

Total income	14,659,140

EXPENSES:
Management fees	1,875,545

NET INVESTMENT INCOME	12,783,595

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	217,948
Change in net unrealized depreciation on investments	(12,783,794)

Net realized and unrealized loss on investments	(12,565,846)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$217,749

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM HIGH YIELD BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2006

	2007	2006

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$12,783,595		$10,349,566
Net realized gain (loss) on investments	217,948		(346,156)
Change in net unrealized appreciation (depreciation) on investments	(12,783,794)		4,581,728

Net increase in net assets resulting from operations	217,749		14,585,138

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(12,635,482)		(10,426,100)
From net realized gains	(583,666)

Total distributions	(13,219,148)		(10,426,100)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	81,370,533		73,882,194
Reinvestment of distributions	13,219,148		10,426,100
Redemptions of shares	(69,480,875)		(56,357,458)

Net increase in net assets resulting from share transactions	25,108,806		27,950,836

Total increase in net assets	12,107,407		32,109,874

NET ASSETS:
Beginning of period	162,284,789		130,174,915

End of period (1)	$174,392,196		$162,284,789

OTHER INFORMATION:

SHARES:
Sold	7,913,318		7,202,830
Issued in reinvestment of distributions	1,336,384		1,033,896
Redeemed	(6,759,536)		(5,495,514)

Net increase	2,490,166		2,741,212

(1) Including undistributed net investment income	$148,113	$

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM HIGH YIELD BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Year Ended December 31,				Period Ended December 31,

	2007	2006	2005	2004	2003 +

Net Asset Value, Beginning of Period	$10.34	$10.05	$10.56	$10.54	$10.00

Income from Investment Operations

Net investment income	0.76	0.70	0.66	0.71	0.29
Net realized and unrealized gain (loss)	(0.72)	0.29	(0.39)	0.24	0.60

Total Income From Investment Operations	0.04	0.99	0.27	0.95	0.89

Less Distributions

From net investment income	(0.75)	(0.70)	(0.66)	(0.71)	(0.28)
From net realized gains	(0.04)		(0.12)	(0.22)	(0.07)

Total Distributions	(0.79)	(0.70)	(0.78)	(0.93)	(0.35)

Net Asset Value, End of Period	$9.59	$10.34	$10.05	$10.56	$10.54

Total Return	0.19%	10.12%	2.61%	9.36%	8.90	% w

Net Assets, End of Period ($000)	$174,392	$162,285	$130,175	$118,015	$128,029

Ratio of Expenses to Average Net Assets	1.10%	1.10%	1.10%	1.10%	1.10	% *

Ratio of Net Investment Income to Average Net Assets	7.50%	6.86%	6.50%	6.10%	5.18	% *

Portfolio Turnover Rate	73.83%	80.70%	50.80%	179.98%	110.88	% w

+	The portfolio commenced operations on May 21, 2003.

w	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM HIGH YIELD BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim High Yield Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is currently offered only as an investment option for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio invests in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at December 31, 2007 were $40,327,328, $38,020,881 and 21.80%, respectively.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 2, 2007, the Portfolio adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado jurisdictions. No federal income tax returns are currently under examination. The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2004 through December 31, 2007.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact, if any, that the adoption of FAS 157 will have on its financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including and Amendment of FASB Statement No. 115” (“FAS 159”). FAS 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of FAS 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. FAS 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The Portfolio adopted the provisions of FAS 159 on January 1, 2008. The adoption had no impact on the financial statements.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.10% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2007, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $177,200 for the year ended December 31, 2007. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2007, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $141,286,101 and $117,805,717, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $1,611,963 and $1,612,913, respectively

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2007, the U.S. Federal income tax cost basis was $175,129,808. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,384,458 and gross depreciation of securities in which there was an excess of tax cost over value of $10,850,985 resulting in net depreciation of $9,466,527.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of December 31, 2007, the Portfolio had securities on loan valued at $25,411,755 and received collateral of $25,896,230 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2007 and 2006 were as follows:

	2007	2006

Distributions paid from:
Ordinary income	$12,760,448	$10,426,100
Long-term capital gain	458,700	0

	$13,219,148	$10,426,100

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$148,112
Undistributed capital gains	0

Net accumulated earnings	148,112

Net unrealized depreciation on investments	(9,466,527)
Capital loss carryforwards	0
Post-October losses	(714,310)

Total distributable tax basis earnings	$(10,032,725)

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio had current year post-October losses of $714,310.

MAXIM SERIES FUND, INC.

MAXIM HIGH YIELD BOND PORTFOLIO SCHEDULE OF INVESTMENTS DECEMBER 31, 2007

BONDS

Par Value ($)		Value ($)

AEROSPACE & DEFENSE — 1.20%
430,000	Alliant Techsystems Inc	430,000
	Senior Subordinated Notes
	6.750% April 1, 2016
770,000	DRS Technologies Inc	760,375
	Senior Notes
	6.625% February 1, 2016
495,000	L-3 Communications Corp	506,756
	Bonds
	7.625% June 15, 2012
200,000	L-3 Communications Corp	197,000
	Senior Subordinated Notes
	6.375% October 15, 2015
105,000	L-3 Communications Corp	101,325
	Senior Subordinated Notes
	5.875% January 15, 2015
		$1,995,456

AIRLINES — 2.09%
420,000	Continental Airlines Inc	393,750
	Pass Thru Certificates
	7.339% April 19, 2014
445,000	Continental Airlines Inc ^^	419,413
	Pass Thru Certificates
	8.750% December 1, 2011
1,280,000	DAE Aviation Holdings Inc #	1,350,400
	Senior Notes
	11.250% August 1, 2015
245,972	Delta Air Lines Inc	244,742
	Pass Thru Certificates
	6.619% March 18, 2011
320,000	Delta Air Lines Inc	307,200
	Pass Thru Certificates
	7.711% September 18, 2011
375,000	Delta Air Lines Inc #	367,500
	Pass Thru Certificates
	8.954% August 10, 2014
334,946	United Air Lines Inc	386,025
	Pass Thru Certificates
	8.030% July 1, 2011
		$3,469,030

AUTO PARTS & EQUIPMENTMENT — 2.21%
750,000	Allison Transmission Inc	702,053
	Corporate Term Loan
	.480% August 7, 2014
330,000	Allison Transmission Inc # ^^	300,300
	Senior Notes
	11.000% November 1, 2015
640,000	Allison Transmission Inc # ‡ ^^	564,800
	Senior Unsecured Notes
	13.720% November 1, 2015
575,000	Keystone Automotive Operations Inc	422,625
	Senior Subordinated Notes
	9.750% November 1, 2013
1,890,000	Visteon Corp ^^	1,672,650
	Senior Notes
	8.250% August 1, 2010
		$3,662,428

AUTOMOBILES — 2.22%
145,000	Asbury Automotive Group Inc	128,325
	Senior Subordinated Notes
	7.625% March 15, 2017
620,000	Ford Motor Co	460,350
	Unsecured Notes
	7.450% July 16, 2031
385,000	General Motors Corp ^^	354,200
	Notes
	7.200% January 15, 2011
3,045,000	General Motors Corp ^^	2,451,225
	Senior Debentures
	8.375% July 15, 2033
375,000	General Motors Corp ^^	298,125
	Senior Debentures
	8.250% July 15, 2023
		$3,692,225

BROADCAST/MEDIA — 4.35%
1,497,000	CCH I Holdings LLC	1,220,055
	Bonds
	11.000% October 1, 2015
1,505,000	CCH I Holdings LLC † ^^	951,913
	Step Bond 0% - 11.750%
	22.980% May 15, 2014
210,000	CCH I Holdings LLC † ^^	132,300
	Step Bond 0% - 12.125%
	22.950% January 15, 2015
137,000	CCH II Holdings LLC	131,178
	Notes
	10.250% October 1, 2013
590,000	CCH II Holdings LLC	578,200
	Senior Notes
	10.250% September 15, 2010
565,000	CMP Susquehanna Corp	423,750
	Senior Subordinated Notes
	9.875% May 15, 2014
1,030,000	CSC Holdings Inc	1,046,738
	Senior Notes
	8.125% July 15, 2009
20,000	CSC Holdings Inc	20,350
	Debentures
	8.125% August 15, 2009
220,000	CSC Holdings Inc	210,375
	Senior Notes
	6.750% April 15, 2012
235,000	Charter Communications Holdings LLC †	172,725
	Step Bond 0% - 12.125%
	22.410% January 15, 2012
210,000	Charter Communications Holdings LLC †	162,750
	Step Bond 0% - 11.750%
	21.410% May 15, 2011
560,000	EchoStar DBS Corp	571,200
	Company Guaranteed Notes
	7.125% February 1, 2016
665,000	EchoStar DBS Corp	671,650
	Senior Notes
	7.000% October 1, 2013
500	ION Media Networks Inc	250
	Convertible
	11.000% July 31, 2013
120,000	Intelsat Corp	120,900
	Notes
	9.000% June 15, 2016
400,000	Videotron Ltee	375,500
	Notes
	6.375% December 15, 2015
340,000	XM Satellite Radio Inc ‡	319,600
	Senior Notes
	11.050% May 1, 2013
100,000	XM Satellite Radio Inc ^^	96,750
	Senior Notes
	9.750% May 1, 2014
		$7,206,184

BUILDING MATERIALS — 1.15%
365,000	Associated Materials Inc	372,300
	Company Guaranteed Notes
	9.750% April 15, 2012
1,565,000	Associated Materials Inc † ^^	1,001,600
	Step Bond 0% - 11.250%
	18.010% March 1, 2014
910,000	NTK Holdings Inc † ^^	532,350
	Step Bond 0% - 10.750%
	11.130% March 1, 2014
		$1,906,250

CHEMICALS — 1.54%
200,000	ARCO Chemical Co	194,000
	Debentures
	9.800% February 1, 2020
635,000	Georgia Gulf Corp ^^	425,450
	Notes
	10.750% October 15, 2016
595,000	Georgia Gulf Corp ^^	474,513
	Senior Notes
	9.500% October 15, 2014
370,000	Huntsman International LLC	392,200
	Notes
	7.875% November 15, 2014
450,000	Methanex Corp	482,625
	Senior Unsecured Notes
	8.750% August 15, 2012
765,000	Montell Finance Co BV #	581,400
	Company Guaranteed Notes
	8.100% March 15, 2027
		$2,550,188

COMPUTER HARDWARE & SYSTEMS — 0.24%
455,000	Activant Solutions Inc	393,575
	Senior Subordinated Notes
	9.500% May 1, 2016
		$393,575

COMPUTER SOFTWARE & SERVICES — 0.79%
175,000	SunGard Data Systems Inc	178,063
	Senior Unsecured Notes
	9.125% August 15, 2013
1,100,000	SunGard Data Systems Inc	1,124,750
	Company Guaranteed Notes
	10.250% August 15, 2015
		$1,302,813

CONTAINERS — 2.12%
1,005,300	Berry Plastics Holding Corp #	849,479
	Coporate Term Loan
	1.470% June 5, 2014
440,000	Graham Packaging Co Inc	411,400
	Notes
	8.500% October 15, 2012
390,000	Graham Packaging Co Inc ^^	358,800
	Subordinated Notes
	9.875% October 15, 2014
780,000	Graphic Packaging International Corp	770,250
	Senior Subordinated Notes
	9.500% August 15, 2013
325,000	Plastipak Holdings Inc #	325,000
	Senior Notes
	8.500% December 15, 2015
665,000	Smurfit-Stone Container Enterprises Inc	660,013
	Senior Notes
	8.375% July 1, 2012
140,000	Smurfit-Stone Container Enterprises Inc ^^	135,275
	Senior Notes
	8.000% March 15, 2017
		$3,510,217

ELECTRIC COMPANIES — 5.15%
480,000	Edison Mission Energy	494,400
	Senior Unsecured Notes
	7.750% June 15, 2016
450,000	Edison Mission Energy	423,000
	Senior Unsecured Notes
	7.625% May 15, 2027
5,170,000	Energy Future Holdings Corp #	5,221,679
	Senior Unsecured Notes
	11.250% November 1, 2017
70,000	Energy Future Holdings Corp #	70,350
	Senior Unsecured Notes
	10.875% November 1, 2017
90,000	IPALCO Enterprises Inc	94,050
	Senior Secured Notes
	8.625% November 14, 2011
638,622	Midwest Generation LLC	681,729
	Pass Thru Certificates
	8.560% January 2, 2016
1,560,000	TXU Corp #	1,540,500
	Senior Unsecured Notes
	10.500% November 1, 2016
		$8,525,708

ELECTRONIC INSTRUMENTS & EQUIPMENT — 0.49%
690,000	NXP BV	655,500
	Secured Notes
	7.875% October 15, 2014
170,000	NXP BV ^^	155,763
	Senior Notes
	9.500% October 15, 2015
		$811,263

ELECTRONICS - SEMICONDUCTOR — 0.11%
200,000	Freescale Semiconductor Inc	178,500
	Senior Notes
	8.875% December 15, 2014
		$178,500

FINANCIAL SERVICES — 5.93%
180,000	El Paso Performance Linked Trust #	184,721
	Notes
	7.750% July 15, 2011
260,000	Ford Motor Credit Co	220,847
	Notes
	8.000% December 15, 2016
715,000	Ford Motor Credit Co	676,267
	Senior Notes
	9.875% August 10, 2011
285,000	Ford Motor Credit Co ‡	280,261
	Notes
	10.140% April 15, 2012
482,500	Ford Motor Credit Co ‡	405,282
	Senior Unsecured Notes
	13.100% January 13, 2012
521,000	Ford Motor Credit Co ‡	493,927
	Notes
	12.080% June 15, 2011
960,000	General Motors Acceptance Corp	804,445
	Notes
	6.875% August 28, 2012
2,590,000	General Motors Acceptance Corp	2,172,686
	Bonds
	8.000% November 1, 2031
1,075,000	Hawker Beechcraft Acquisition Co #	1,064,250
	Senior Notes
	8.875% April 1, 2015
570,000	Hawker Beechcraft Acquisition Co ^^ #	567,150
	Senior Subordinated Notes
	9.750% April 1, 2017
430,000	Leucadia National Corp	430,000
	Senior Notes
	8.125% September 15, 2015
450,000	Leucadia National Corp	416,250
	Senior Unsecured Notes
	7.125% March 15, 2017
490,000	Petroplus Finance Ltd #	456,313
	Notes
	6.750% May 1, 2014
380,000	Petroplus Finance Ltd # ^^	347,700
	Notes
	7.000% May 1, 2017
370,000	Residential Capital LLC	223,850
	Notes
	6.875% June 30, 2015
815,000	Residential Capital LLC	507,338
	Bonds
	6.000% February 22, 2011
610,000	Residential Capital LLC	390,400
	Senior Unsecured Notes
	6.375% June 30, 2010
380,000	Residential Capital LLC # ‡	187,150
	Company Guaranteed Notes
	10.120% April 17, 2009
		$9,828,837

FOOD & BEVERAGES — 0.65%
460,000	Constellation Brands Inc	431,250
	Company Guaranteed Notes
	7.250% September 1, 2016
545,000	Dole Food Co Inc	495,950
	Company Guaranteed Notes
	7.250% June 15, 2010
165,000	Dole Food Co Inc ^^	152,625
	Senior Notes
	8.875% March 15, 2011
		$1,079,825

FOREIGN BANKS — 0.43%
150,000	ATF Capital BV #	151,500
	Notes
	9.250% February 21, 2014
390,000	TuranAlem Finance BV	332,475
	Notes
	8.250% January 22, 2037
270,000	TuranAlem Finance BV #	230,850
	Notes
	8.250% January 22, 2037
		$714,825

FOREIGN GOVERNMENTS — 0.92%
27,778	Government of Russia	28,794
	Unsubordinated Notes
1,306,800	8.250% March 31, 2010 Government of Russia †	1,497,070
	Step Bond 2.250% - 7.500%
	5.430% March 31, 2030
		$1,525,864

GOLD, METALS & MINING — 4.19%
2,280,000	Freeport-McMoRan Copper & Gold Inc	2,445,300
	Senior Notes
	8.375% April 1, 2017
560,000	International Coal Group Inc	534,800
	Senior Notes
	10.250% July 15, 2014
480,000	Metals USA Holdings Corp # ‡	393,600
	Senior Notes
	17.400% July 1, 2012
180,000	Noranda Aluminium Acquisition Corp # ‡	151,200
	Senior Unsecured Notes
	12.210% May 15, 2015
480,000	Noranda Aluminium Holding Corp # ‡ ^^	408,000
	Senior Notes
	13.900% November 15, 2014
860,000	Novelis Inc	808,400
	Notes
	7.250% February 15, 2015
1,205,000	Ryerson Inc #	1,189,938
	Secured Notes
	12.000% November 1, 2015
265,000	Steel Dynamics Inc #	266,325
	Senior Notes
	7.375% November 1, 2012
835,000	Tube City IMS Corp	751,500
	Senior Subordinated Notes
	9.750% February 1, 2015
		$6,949,063

HARDWARE & TOOLS — 0.24%
490,000	Nortek Inc	392,000
	Senior Subordinated Notes
	8.500% September 1, 2014
		$392,000

HEALTH CARE RELATED — 6.18%
915,000	Community Health Systems Inc	932,156
	Senior Notes
	8.875% July 15, 2015
45,000	DaVita Inc	44,775
	Notes
	6.625% March 15, 2013
900,000	DaVita Inc	902,250
	Senior Subordinated Notes
	7.250% March 15, 2015
500,000	HCA Inc	525,000
	Secured Notes
	9.250% November 15, 2016
190,000	HCA Inc	157,301
	Notes
	7.690% June 15, 2025
835,000	HCA Inc	705,575
	Notes
	6.375% January 15, 2015
2,175,000	HCA Inc	2,300,063
	Secured Notes
	9.625% November 15, 2016
500,000	IASIS Healthcare	500,000
	Senior Subordinated Notes
	8.750% June 15, 2014
1,695,000	Leiner Health Products Inc ^^	1,152,600
	Senior Subordinated Notes 11.000% June 1, 2012
275,000	Tenet Healthcare Corp	254,375
	Senior Notes
	9.250% February 1, 2015
780,000	Tenet Healthcare Corp	709,800
	Senior Unsecured Notes
	6.375% December 1, 2011
1,330,000	Tenet Healthcare Corp	1,266,825
	Senior Notes
	9.875% July 1, 2014
940,000	US Oncology Holdings Inc ‡	780,200
	Senior Unsecured Notes
	16.510% March 15, 2012
		$10,230,920

HOMEBUILDING — 0.64%
345,000	K Hovnanian Enterprises Inc	241,500
	Company Guaranteed Notes
	7.500% May 15, 2016
400,000	KB Home	392,000
	Senior Unsecured Subordinated Notes
	8.625% December 15, 2008
460,000	KB Home	425,500
	Notes
	7.750% February 1, 2010
		$1,059,000

HOTELS/MOTELS — 2.02%
155,000	Choctaw Resort Development Enterprise #	149,575
	Senior Notes
	7.250% November 15, 2019
355,000	Fontainebleau Las Vegas #	307,963
	Notes
	10.250% June 15, 2015
720,000	Inn of the Mountain Gods	748,800
	Senior Notes
	12.000% November 15, 2010
425,000	Las Vegas Sands Corp	399,500
	Senior Notes
	6.375% February 15, 2015
430,000	MGM Mirage Inc	418,713
	Senior Notes
	6.750% September 1, 2012
710,000	MGM Mirage Inc	701,125
	Senior Notes
	7.625% January 15, 2017
115,000	MGM Mirage Inc	113,850
	Senior Notes
	7.500% June 1, 2016
500,000	Turning Stone Casino Resort Enterprise #	505,000
	Senior Notes
	9.125% December 15, 2010
		$3,344,526

HOUSEHOLD GOODS — 1.42%
55,000	American Greetings Corp	53,488
	Senior Unsecured Notes
	7.375% June 1, 2016
760,000	Interface Inc	796,100
	Senior Notes
	10.375% February 1, 2010
385,000	Norcraft Cos LP	390,775
	Senior Subordinated Notes
	9.000% November 1, 2011
1,190,000	Norcraft Holdings LP †	1,071,000
	Step Bond 0% - 9.750%
	10.830% September 1, 2012
50,000	Simmons Bedding Co †	37,000
	Step Bond 0% - 10.000%
	11.940% December 15, 2014
		$2,348,363

INDEPENDENT POWER PRODUCTS — 2.92%
755,000	AES China Generating Co Ltd	734,242
	Bonds
	8.250% June 26, 2010
97,429	Mirant Mid-Atlantic LLC	116,428
	Pass Thru Certificates
	10.060% December 30, 2028
196,796	Mirant Mid-Atlantic LLC	217,952
	Pass Thru Certificates
	9.125% June 30, 2017
905,000	Mirant North America LLC	907,263
	Company Guaranteed Bonds
	7.375% December 31, 2013
225,000	NRG Energy Inc	219,375
	Company Guaranteed Notes
	7.250% February 1, 2014
1,925,000	NRG Energy Inc	1,876,875
	Senior Notes
	7.375% February 1, 2016
95,000	NRG Energy Inc	92,625
	Company Guaranteed Notes
	7.375% January 15, 2017
615,000	Orion Power Holdings Inc	670,350
	Senior Notes
	12.000% May 1, 2010
		$4,835,110

INSURANCE RELATED — 0.87%
370,000	Crum & Forster Holdings Corp	363,063
	Senior Notes
	7.750% May 1, 2017
295,000	Vanguard Health Holding Co I †	218,300
	Step Bond 11.130% - 11.250%
	13.110% October 1, 2015
890,000	Vanguard Health Holding Co II	856,625
	Senior Subordinated Notes
	9.000% October 1, 2014
		$1,437,988

LEISURE & ENTERTAINMENT — 2.53%
325,000	Boyd Gaming Corp	309,563
	Senior Subordinated Notes
	6.750% April 15, 2014
500,000	Herbst Gaming Inc	326,250
	Senior Subordinated Notes
	8.125% June 1, 2012
410,000	Indianapolis Downs LLC/ Indiana Downs Capital Corp #	395,650
	Secured Notes
	11.000% November 1, 2012
375,000	Mohegan Tribal Gaming	380,625
	Senior Subordinated Notes
	8.000% April 1, 2012
950,000	Mohegan Tribal Gaming	950,000
	Senior Subordinated Notes
	6.375% July 15, 2009
500,000	Pinnacle Entertainment Inc	505,000
	Senior Subordinated Notes
	8.250% March 15, 2012
270,000	Quapaw Downstream Development #	252,450
	Senior Notes
	12.000% October 15, 2015
60,000	River Rock Entertainment	62,700
	Senior Notes
	9.750% November 1, 2011
130,000	Snoqualmie Entertainment Authority #	125,450
	Notes
	9.125% February 1, 2015
165,000	Snoqualmie Entertainment Authority # ‡	155,925
	Senior Notes
	10.190% February 1, 2014
975,000	Station Casinos Inc	731,250
	Senior Subordinated Notes
	6.500% February 1, 2014
		$4,194,863

MACHINERY — 0.42%
570,000	Nell AF Sarl # ^^	460,275
	Senior Notes
	8.375% August 15, 2015
150,000	Terex Corp	151,875
	Notes
	7.375% January 15, 2014
90,000	Terex Corp	91,125
	Senior Subordinated Notes
	8.000% November 15, 2017
		$703,275

MANUFACTURING — 0.72%
220,000	American Railcar Industries Inc	207,900
	Senior Unsecured Notes
	7.500% March 1, 2014
945,000	Metals USA Inc	978,075
	Secured Notes
	11.125% December 1, 2015
		$1,185,975

MEDICAL PRODUCTS — 0.43%
360,000	Advanced Medical Optics Inc	331,200
	Senior Subordinated Notes
	7.500% May 1, 2017
215,000	Universal Hospital Services Inc	217,150
	Notes
	8.500% June 1, 2015
160,000	Universal Hospital Services Inc ‡	160,000
	Secured Notes
	8.290% June 1, 2015
		$708,350

MISCELLANEOUS — 0.32%
15,000	American Achievement Corp	14,625
	Senior Subordinated Notes
	8.250% April 1, 2012
590,000	Jarden Corp	507,400
	Senior Subordinated Notes
	7.500% May 1, 2017
		$522,025

OIL & GAS — 9.92%
1,650,000	Belden & Blake Corp	1,666,500
	Secured Notes
	8.750% July 15, 2012
225,000	Chesapeake Energy Corp	217,125
	Company Guaranteed Notes
	6.500% August 15, 2017
215,000	Chesapeake Energy Corp	206,400
	Company Guaranteed Notes
	6.250% January 15, 2018
650,000	Chesapeake Energy Corp	653,250
	Senior Notes
	7.000% August 15, 2014
295,000	Chesapeake Energy Corp	285,413
	Senior Notes
	6.375% June 15, 2015
575,000	Complete Production Services	556,313
	Senior Notes
	8.000% December 15, 2016
509,082	Corral Finans AB # ‡	463,265
	Secured Bonds
	15.010% April 15, 2010
1,025,000	EXCO Resources Inc	986,563
	Company Guaranteed Notes
	7.250% January 15, 2011
1,295,000	El Paso Corp	1,314,240
	Senior Notes
	7.800% August 1, 2031
800,000	El Paso Corp ^^	830,966
	Notes
	7.875% June 15, 2012
155,000	Enterprise Products Operating LP ‡	140,499
	Company Guaranteed Bonds
	7.770% January 15, 2068
390,000	Enterprise Products Operating LP ‡	399,298
	Company Guaranteed Bonds
	7.980% August 1, 2066
610,000	Key Energy Services Inc #	623,725
	Senior Notes
	8.375% December 1, 2014
270,000	Mariner Energy Inc	259,875
	Senior Notes
	7.500% April 15, 2013
195,000	Mariner Energy Inc	185,494
	Senior Notes
	8.000% May 15, 2017
485,000	OPTI Canada Inc #	480,150
	Notes
	8.250% December 15, 2014
340,000	Petrohawk Energy Corp	357,850
	Senior Notes
	9.125% July 15, 2013
185,000	Pride International Inc	190,088
	Senior Notes
	7.375% July 15, 2014
30,000	SESI LLC	28,950
	Senior Notes
	6.875% June 1, 2014
1,500,000	Sandridge Energy Inc #	1,496,250
	Corporate Term Loan
	8.625% April 1, 2015
860,000	SemGroup LP #	817,000
	Senior Notes
	8.750% November 15, 2015
500,000	Stallion Oilfield Services #	475,000
	Senior Unsecured Notes
	9.750% February 1, 2015
925,000	Stone Energy Corp ^^	925,000
	Senior Subordinated Notes
	8.250% December 15, 2011
425,000	W&T Offshore Inc #	398,438
	Senior Notes
	8.250% June 15, 2014
400,000	Whiting Petroleum Corp	396,000
	Company Guaranteed Notes
	7.000% January 1, 2014
1,705,000	Williams Cos Inc	2,084,363
	Notes
	8.750% March 15, 2032
		$16,438,015

PAPER & FOREST PRODUCTS — 2.85%
250,000	Abitibi-Consolidated Co of Canada ‡	197,500
	Notes
	16.490% June 15, 2011
310,000	Abitibi-Consolidated Co of Canada	241,800
	Notes
	7.750% June 15, 2011
325,000	Abitibi-Consolidated Co of Canada	221,406
	Notes
	6.000% June 20, 2013
385,000	Abitibi-Consolidated Co of Canada ^^	285,863
	Senior Notes
120,000	8.375% April 1, 2015 Abitibi-Consolidated Finance LP ^^	114,300
	Notes
	7.875% August 1, 2009
370,000	Abitibi-Consolidated Inc	323,750
	Unsecured Notes
	8.550% August 1, 2010
100,000	Abitibi-Consolidated Inc	65,750
	Debentures
	7.400% April 1, 2018
800,000	Appleton Papers Inc	792,000
	Senior Subordinated Notes
	9.750% June 15, 2014
90,000	Appleton Papers Inc	88,313
	Notes
	8.125% June 15, 2011
360,000	NewPage Corp #	361,800
	Secured Notes
	10.000% May 1, 2012
1,175,000	NewPage Corp ‡	1,211,719
	Notes
	10.050% May 1, 2012
260,000	Newpage Holding Corp ‡	249,600
	Senior Notes
	12.520% November 1, 2013
595,000	Smurfit Capital Funding PLC	562,275
	Debentures
	7.500% November 20, 2025
		$4,716,076

PERSONAL LOANS — 0.35%
765,000	AmeriCredit Corp # ^^	583,313
	Senior Notes
	8.500% July 1, 2015
		$583,313

PRINTING & PUBLISHING — 1.07%
320,000	Dex Media West	332,800
	Senior Subordinated Notes
	9.875% August 15, 2013
415,000	Idearc Inc	380,763
	Senior Notes
	8.000% November 15, 2016
580,000	TL Acquisitions Inc # † ^^	458,925
	Step Bond 0% - 13.250%
	13.910% July 15, 2015
630,000	TL Acquisitions Inc # ^^	605,588
	Senior Notes
	10.500% January 15, 2015
		$1,778,076

RAILROADS — 0.77%
130,000	Kansas City Southern	130,163
	Bonds
	7.500% June 15, 2009
150,000	Kansas City Southern de Mexico	147,938
	Senior Notes
	7.625% December 1, 2013
750,000	Kansas City Southern de Mexico	785,625
	Senior Notes
	9.375% May 1, 2012
225,000	Kansas City Southern de Mexico #	218,813
	Senior Notes
	7.375% June 1, 2014
		$1,282,539

REAL ESTATE — 1.18%
390,000	Ashton Woods USA LLC	249,600
	Senior Subordinated Notes
	9.500% October 1, 2015
20,000	Forest City Enterprises Inc	19,300
	Senior Notes
	7.625% June 1, 2015
25,000	Host Marriott LP REIT	24,375
	Company Guaranteed Notes
	6.375% March 15, 2015
170,000	Kimball Hill Homes Inc	54,400
	Senior Subordinated Notes
	10.500% December 15, 2012
120,000	Realogy Corp #	89,700
	Senior Notes
	10.500% April 15, 2014
1,370,000	Realogy Corp # ^^	863,100
	Senior Subordinated Notes
	12.375% April 15, 2015
170,000	Ventas Realty LP REIT	166,600
	Senior Notes
	6.500% June 1, 2016
495,000	Ventas Realty LP REIT	490,050
	Senior Notes
	6.750% April 1, 2017
		$1,957,125

RESTAURANTS — 0.94%
600,000	Buffets Inc ^^	228,000
	Notes
	12.500% November 1, 2014
250,000	Carrols Corp	227,500
	Company Guaranteed Notes
	9.000% January 15, 2013
315,000	Denny’s Corp Holdings Inc ^^	302,794
	Company Guaranteed Notes
	10.000% October 1, 2012
365,000	El Pollo Loco Inc	344,925
	Global Notes
	11.750% November 15, 2013
510,000	Sbarro Inc ^^	448,800
	Senior Subordinated Notes
	10.375% February 1, 2015
		$1,552,019

RETAIL — 3.63%
245,000	AutoNation Inc ‡	226,013
	Company Guaranteed Notes
	9.080% April 15, 2013
105,000	AutoNation Inc	99,488
	Company Guaranteed Notes
	7.000% April 15, 2014
625,000	Blockbuster Inc ^^	534,375
	Senior Subordinated Notes
	9.000% September 1, 2012
559,000	Delhaize America Inc	646,302
	Company Guaranteed Bonds
	9.000% April 15, 2031
1,355,000	Dollar General Corp # ^^	1,067,063
	Senior Subordinated Notes
	12.625% July 15, 2017
110,000	Eye Care Centers of America Inc	116,600
	Notes
	10.750% February 15, 2015
375,000	Michaels Stores Inc ^^	356,250
	Senior Notes
	10.000% November 1, 2014
425,000	Neiman Marcus Group Inc	438,281
	Senior Unsecured Notes
	9.000% October 15, 2015
420,000	Neiman Marcus Group Inc	378,000
	Senior Debentures
	7.125% June 1, 2028
840,000	Neiman Marcus Group Inc ^^	874,650
	Senior Subordinated Notes
	10.375% October 15, 2015
290,000	Saks Inc ^^	292,900
	Company Guaranteed Bonds
	8.250% November 15, 2008
1,010,000	Suburban Propane Partners LP	979,700
	Senior Notes
	6.875% December 15, 2013
		$6,009,622

SPECIALIZED SERVICES — 10.25%
1,130,000	Affinion Group Inc	1,108,813
	Notes
	11.500% October 15, 2015
1,215,000	Allied Security Escrow	1,142,100
	Senior Subordinated Notes
	11.375% July 15, 2011
511,000	Ashtead Capital Inc # ^^	452,235
	Notes
	9.000% August 15, 2016
150,000	Ashtead Holdings PLC # ^^	131,250
	Secured Notes
	8.625% August 1, 2015
365,000	CCM Merger Inc #	344,013
	Notes
	8.000% August 1, 2013
370,000	Ceridian Corp #	345,025
	Senior Unsecured Notes
	12.250% November 15, 2015
150,000	Chukchansi Economic Development Authority #	146,250
	Senior Notes
	8.000% November 15, 2013
165,000	Compagnie Generale de Geophysique SA	167,063
	Company Guaranteed Notes
	7.500% May 15, 2015
1,315,000	DI Finance/DynCorp International LLC	1,375,819
	Senior Subordinated Notes
	9.500% February 15, 2013
1,095,000	Education Management LLC	1,099,106
	Senior Bonds
	8.750% June 1, 2014
35,000	Education Management LLC ^^	36,050
	Company Guaranteed Notes
	10.250% June 1, 2016
1,250,000	First Data Corp	1,190,054
	Corporate Term Loan
	1.000% September 24, 2014
890,000	First Data Corp # ^^	827,700
	Senior Unsecured Notes
	9.875% September 24, 2015
1,060,000	H&E Equipment Services Inc	980,500
	Senior Notes
	8.375% July 15, 2016
2,085,000	Hertz Corp	2,157,975
	Senior Subordinated Notes
	10.500% January 1, 2016
550,000	Lamar Media Corp	534,875
	Company Guaranteed Notes
	6.625% August 15, 2015
700,000	Penhall International Corp # ^^	651,000
	Secured Notes
	12.000% August 1, 2014
530,100	Penhall International Corp ‡	471,789
	Corporate Term Loan
	1.000% March 31, 2012
725,000	R H Donnelley Corp	677,875
	Senior Discount Notes Series A-3
	8.875% January 15, 2016
300,000	R H Donnelley Corp	268,500
	Senior Discount Notes Series A-2
	6.875% January 15, 2013
175,000	R H Donnelley Corp	156,625
	Senior Discount Notes Series A-1
	6.875% January 15, 2013
875,000	R H Donnelley Corp #	809,375
	Senior Notes
	8.875% October 15, 2017
640,000	RSC Equipment Rental Inc ^^	572,800
	Senior Notes
	9.500% December 1, 2014
100,000	Service Corp International	100,528
	Debentures
	7.875% February 1, 2013
180,000	Service Corp International	180,900
	Senior Notes
	7.625% October 1, 2018
290,000	Service Corp International	266,800
	Senior Notes
	7.500% April 1, 2027
380,000	US Investigations Services Inc #	330,600
	Senior Subordinated Notes
	11.750% May 1, 2016
170,000	Vangent Inc	145,775
	Notes
	9.625% February 15, 2015
300,000	Visant Holding Corp	301,500
	Senior Notes
	8.750% December 1, 2013
		$16,972,895

TELEPHONE & TELECOMMUNICATIONS — 8.28%
450,000	ALLTELL Communications Inc #	391,500
	Senior Notes
	10.750% December 1, 2017
270,000	American Tower Corp	278,100
	Senior Notes
	7.500% May 1, 2012
320,000	Cincinnati Bell Inc	302,400
	Company Guaranteed Notes
	7.000% February 15, 2015
160,000	Cincinnati Bell Telephone Co	138,800
	Company Guaranteed Notes
	6.300% December 1, 2028
70,000	Citizens Communications Co	56,700
	Debentures
	7.050% October 1, 2046
640,000	Citizens Communications Co	609,600
	Senior Notes
	7.875% January 15, 2027
30,000	Hawaiian Telcom Communications Inc	29,775
	Notes
	9.750% May 1, 2013
610,000	Hawaiian Telcom Communications Inc ^^	629,825
	Senior Subordinated Notes
	12.500% May 1, 2015
1,230,000	Intelsat Bermuda Ltd	1,269,975
	Senior Notes
	11.250% June 15, 2016
655,000	Intelsat Bermuda Ltd	658,275
	Company Guaranteed Notes
	9.250% June 15, 2016
750,000	Level 3 Financing Inc	678,750
	Senior Notes
	9.250% November 1, 2014
560,000	Level 3 Financing Inc ‡	471,800
	Notes
	12.550% February 15, 2015
245,000	MetroPCS Wireless Inc	230,300
	Senior Notes
	9.250% November 1, 2014
910,000	NTL Cable PLC	900,900
	Senior Notes
	9.125% August 15, 2016
315,000	NTL Cable PLC	312,638
	Senior Notes
	8.750% April 15, 2014
830,000	Nordic Telephone Co Holdings #	850,750
	Senior Notes
	8.875% May 1, 2016
450,000	Qwest Communications International Inc	448,875
	Company Guaranteed Notes
	7.500% February 15, 2014
865,000	Qwest Corp	797,963
	Debentures
	6.875% September 15, 2033
685,000	Qwest Corp	695,275
	Senior Notes
	7.500% October 1, 2014
165,000	Qwest Corp	176,550
	Global Notes
	8.875% March 15, 2012
80,000	Rogers Wireless Communications Inc	86,711
	Secured Notes
	7.250% December 15, 2012
480,000	Rural Cellular Corp ‡	487,200
	Senior Subordinated Notes
	7.450% June 1, 2013
775,000	Rural Cellular Corp	804,063
	Secured Notes
	8.250% March 15, 2012
280,000	Rural Cellular Corp	290,500
	Senior Notes
	9.875% February 1, 2010
1,060,000	True Move Co Ltd #	1,070,600
	Notes
	10.750% December 16, 2013
75,000	Wind Acquisition Finance SA #	81,750
	Company Guaranteed Notes
	10.750% December 1, 2015
920,000	Windstream Corp	966,000
	Senior Notes
	8.625% August 1, 2016
		$13,715,575

TEXTILES — 0.59%
445,000	Levi Strauss & Co	443,888
	Senior Notes
	9.750% January 15, 2015
270,000	Levi Strauss & Co	261,225
	Senior Notes
	8.875% April 1, 2016
275,000	Oxford Industries Inc	273,625
	Senior Notes
	8.875% June 1, 2011
		$978,738

TOBACCO — 0.56%
560,000	Alliance One International Inc	585,200
	Company Guaranteed Notes
	11.000% May 15, 2012
350,000	Alliance One International Inc	341,250
	Notes
	8.500% May 15, 2012
		$926,450

TRANSPORTATION — 1.18%
225,000	GulfMark Offshore Inc	227,250
	Company Guaranteed Notes
	7.750% July 15, 2014
910,000	Saint Acquisition Corp #	469,788
	Secured Notes
	12.500% May 15, 2017
725,000	Saint Acquisition Corp # ‡ ^^	374,281
	Secured Notes
	28.340% May 15, 2015
850,000	Teekay Shipping Corp	891,438
	Senior Notes
	8.875% July 15, 2011
		$1,962,757

UTILITIES — 3.35%
50,000	AES Corp	52,125
	Senior Notes
	8.875% February 15, 2011
1,705,000	AES Corp #	1,743,363
	Senior Notes
	8.000% October 15, 2017
600,000	ANR Pipeline Inc	800,004
	Debentures
	9.625% November 1, 2021
1,230,000	Dynegy Holdings Inc	1,134,675
	Senior Notes
	7.750% June 1, 2019
130,000	Dynegy-Roseton/Danskammer LLC	129,350
	Pass Thru Certificates
	7.670% November 8, 2016
100,000	Southern Natural Gas Co	111,409
	Senior Unsecured Notes
	8.000% March 1, 2032
665,000	Transcontinental Gas Pipe Line Corp	697,419
	Notes
	7.000% August 15, 2011
1,005,000	VeraSun Energy Corp # ^^	876,863
	Senior Notes
	9.375% June 1, 2017
		$5,545,208

TOTAL BONDS — 99.41%		$164,683,054
(Cost $174,118,900)

PREFERRED STOCK

Shares		Value ($)

AGENCY — 0.59%
16,000	Fannie Mae*	412,000
21,500	Freddie Mac*	562,225
		$974,225

BROADCAST/MEDIA — 0.00%
1	ION Media Networks Inc*	6,000
		$6,000

TOTAL PREFERRED STOCK — 0.59%		$980,225
(Cost $944,507)

TOTAL MAXIM HIGH YIELD BOND PORTFOLIO — 100%		$165,663,279
(Cost $175,063,407)

Legend

* Non-income Producing Security

# Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.

† Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of December 31, 2007.

‡ Represents the current interest rate for variable rate security.

REIT – Real Estate Investment Trust

^^ A portion or all of the security is on loan at December 31, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Citigroup Inc, 5.00%, to be repurchased on 01/02/08, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $25,415,529.

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Financial Statements.

Summary of Investments by Moody's Rating

Maxim High Yield Bond Portfolio
December 31, 2007
Unaudited

		% of Portfolio
Moody's Rating	Value ($)	Investments
A	800,004	0.48%
Baa	6,456,573	3.90%
Ba	30,837,022	18.61%
B	77,649,454	46.87%
C	43,613,137	26.33%
P1	-	0.00%
Not Rated	6,307,089	3.81%

$ 165,663,279	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim High Yield Bond Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2007 to December 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Beginning	Ending	Expenses Paid
Account Value	Account Value	During Period*
(6/30/2007)	(12/31/2007)	(6/30/07-12/31/07)

Actual	$ 1,000.00	$ 968.51	$ 5.46

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,019.66	$ 5.60

*Expenses are equal to the Portfolio's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT* DIRECTORS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail Klapper (64)	Director	December 14, 2007 to present	Attorney, Klapper Law Firm	31
Richard P. Koeppe (76)	Director	April 30, 1987 to present	Retired Educator	31
Sanford Zisman (68)	Director	March 19, 1982 to present	Attorney, Firm of Zisman, Ingraham and Daniel, P.C.	31
INTERESTED* DIRECTORS AND OFFICERS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

*William T. McCallum (65)	Director, Chairman and President	June 1, 2000 to present

Chairman, First Great-West Life & Annuity Insurance Company. Beginning January 1, 2006: Vice Chairman, Great-West Life & Annuity Insurance Company.

Through December 31, 2005: President and Chief Executive Officer of Great-West Life & Annuity Insurance Company, United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Co-President and Chief Executive Officer of Great-West Lifeco Inc.; President and Chief Executive Officer of GWL&A Financial Inc. and Canada Life Insurance Company of America (through February 13, 2006); President and Chief Executive Officer of First Great-West Life & Annuity Insurance Company and Alta Health & Life Insurance Company.

31

Director, Great-West Lifeco Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and Canada Life Insurance Company of America.

*Mitchell T.G. Graye (52)	Director	June 1, 2000 to present

Executive Vice President and Chief Financial Officer of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, GWL&A Financial Inc., the United States Operations of The Great-West Life Assurance Company, the United States Operations for The Canada Life Assurance Company, and the United States Operations for Crown Life Insurance Company; Chairman and President, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, GWL Properties, Inc., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. and Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II; Executive Vice President, Orchard Trust Company, LLC

31

Director, Alta Health & Life Insurance Company, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., GWL Properties, Inc., Great-West Benefit Services, Inc.; Manager, GW Capital Management, LLC, Orchard Capital Management, LLC, Orchard Trust Company, LLC and FASCore, LLC.

*Graham McDonald (61)	Treasurer	November 29, 2001 to present

Senior Vice President, Corporate Administration of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America, GWL&A Financial Inc., the United States Operations of The Great-West Life Assurance Company, the United States Operations of The Canada Life Assurance Company and the United States Operations of Crown Life Insurance Company; Senior Vice President, Corporate Finance and Investment Operations of EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and Orchard Trust Company, LLC; Senior Vice President, Corporate and Investment Administration, FASCore, LLC; Senior Vice President and Treasurer, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, Greenwood Investments, LLC, and Great-West Benefit Services, Inc.; Vice President, Investment Administration, National Plan Coordinators of Delaware, Inc.

			31	Manager, Greenwood Investments, LLC, and GW Capital Management, LLC; Director, Great-West Benefit Services, Inc., GWL Properties, Inc., and GWFS Equities, Inc.

*Beverly A. Byrne (52)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Chief Legal Officer and Secretary, FASCore, LLC; Vice President, Counsel and Secretary, National Plan Coordinators of Delaware, Inc.; Secretary and Chief Compliance Officer, GW Capital Management, LLC, Orchard Capital Management, LLC, GWFS Equities, Inc., One Orchard Equities, Inc. and Advised Assets Group, LLC; Secretary and Compliance Officer, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., BenefitsCorp, Inc., and BenefitsCorp, Inc. of Wyoming; Secretary, Greenwood Investments, LLC.

			31	None

*

Refers to a Director or officer who is an “interested person” of Maxim Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with the Fund or its investment adviser, GW Capital Management, LLC (doing business as Maxim Capital Management, LLC). A Director who is not an “interested person” of the Fund is referred to as an “Independent Director.”

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors**
Richard P. Koeppe	$64,000	0	0	$64,000
Sanford Zisman	$64,000	0	0	$64,000

** As of December 31, 2007, there were 31 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.

The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $278,850 for fiscal year 2006 and $296,425 for fiscal year 2007.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $35,300 for fiscal year 2006 and $37,500 for fiscal year 2007. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $147,360 for fiscal year 2006 and $128,905 for fiscal year 2007. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

_________________________

1  No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2  With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3  For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4  No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

Delegation.The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2006 equaled $436,000, and for fiscal year 2007 equaled $640,700.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 20, 2008

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	February 20, 2008